BALANCE SHEET - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 20, 2020
Assets
Deferred offering costs			$ 517,758
Current assets
Cash	$ 58,197
Prepaid expenses	686,901
Total current assets	745,098
Investments held in Trust Account	402,515,330
Total Assets	403,260,428		517,758
Liabilities and Shareholders' Deficit
Accounts payable			25,324
Accrued expenses	239,406		387,058
Note payable - related party	200,000		115,388
Total current liabilities	439,406		527,770
Derivative Warranty liability	33,593,830
Total Liabilities	48,120,736		527,770
Commitments and Contingencies
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital			23,994
Accumulated deficit	4,998,472		(35,012)
Total shareholders' equity (deficit)	5,000,002	$ 5,000,007	(10,012)	$ 0
Total Liabilities and Shareholders' Equity (Deficit)	403,260,428		517,758
Class A Common Stock
Shareholders' Deficit
Common stock	524
Total shareholders' equity (deficit)			0	0
Class A Common Stock Subject to Redemption
Liabilities and Shareholders' Deficit
Class A ordinary shares, $0.0001 par value; 36,341,533 shares subject to possible redemption at $10.00 per share as of March 31, 2021	350,139,690
Class A Common Stock Not Subject to Redemption
Shareholders' Deficit
Total shareholders' equity (deficit)	524	391
Class B Common Stock
Shareholders' Deficit
Common stock	1,006		1,006
Total shareholders' equity (deficit)	$ 1,006	$ 1,006	$ 1,006	$ 0